SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Revenues	$ 5,058	$ 5,059	$ 15,104	$ 14,884
Gross profit	2,809	2,630	8,167	7,813
Research and development expenses	412	348	1,109	1,016
Selling and marketing expenses	950	971	2,855	2,948
Segments Profitability	1,112	801	3,009	1,089
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,750	1,518	4,968	4,522
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,432	2,489	7,345	7,222
Gross profit	1,078	984	3,166	2,924
Research and development expenses	134	119	384	351
Selling and marketing expenses	388	469	1,195	1,419
Segments Profitability	556	396	1,587	1,154
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,176	2,071	6,317	6,174
Gross profit	1,890	1,788	5,501	5,346
Research and development expenses	223	221	664	630
Selling and marketing expenses	473	445	1,456	1,348
Segments Profitability	$ 1,194	$ 1,122	$ 3,381	$ 3,368